Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events
8. Subsequent Events The Company has evaluated subsequent events through the filing of this 10-Q. On November 4, 2011, the Company’s Board of Directors extended the Escrow Period through May 10, 2012.